INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details 3) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Text-based advertising USD ($)	Dec. 31, 2014 Text-based advertising RUB	Dec. 31, 2013 Text-based advertising RUB	Dec. 31, 2012 Text-based advertising RUB	Dec. 31, 2014 Yandex websites USD ($)	Dec. 31, 2014 Yandex websites RUB	Dec. 31, 2013 Yandex websites RUB	Dec. 31, 2012 Yandex websites RUB	Dec. 31, 2014 Yandex ad network websites USD ($)	Dec. 31, 2014 Yandex ad network websites RUB	Dec. 31, 2013 Yandex ad network websites RUB	Dec. 31, 2012 Yandex ad network websites RUB	Dec. 31, 2014 Display advertising USD ($)	Dec. 31, 2014 Display advertising RUB	Dec. 31, 2013 Display advertising RUB	Dec. 31, 2012 Display advertising RUB
Revenues
Total advertising revenue	$ 891.4	50,147.0	38,848.0	28,100.0	$ 829.0	46,638.0	35,469.0	25,508.0	$ 626.2	35,228.0	27,584.0	20,610.0	$ 202.8	11,410.0	7,885.0	4,898.0	$ 62.4	3,509.0	3,379.0	2,592.0
Online payment commissions			394	552
Other revenues	11.0	620.0	260.0	115.0
Total revenues	$ 902.4	50,767.0	39,502.0	28,767.0